Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Growth Index Fund
Aug. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Mid Cap Growth Index Fund
Bar Chart Table:
Annual Return 2020	34.84%
Annual Return 2021	12.71%